Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income taxes
Schedule of loss before income taxes
	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Non-PRC	(21,688)	(54,602)	(954,438)	(153,828)
PRC	(53,475)	(91,595)	(874,903)	(141,009)

	(75,163)	(146,197)	(1,829,341)	(294,837)

Schedule of income tax expense
	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Current	15,950	49,528	32,742	5,277
Deferred	—	(8,436)	(15,182)	(2,447)

	15,950	41,092	17,560	2,830

Schedule of reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

		Years ended December 31,
		2012	2013	2014
	Note	RMB	RMB	RMB	US$
Loss before income tax		(75,163)	(146,197)	(1,829,341)	(294,837)
Expected taxation at PRC EIT statutory rate of 25%		(18,790)	(36,549)	(457,335)	(73,709)
Effect of different tax rates in different jurisdictions		5,749	14,426	239,800	38,649
Research & development super-deduction		(11,210)	(22,767)	(33,391)	(5,382)
Effect of lower tax rate applicable to HNTE		(10,705)	(20,502)	49,341	7,952
Late payment interest		556	1,533	9,256	1,492
Adjustment of estimated income tax accruals		—	—	1,759	283
Deemed revenue	(i)	46,485	95,441	113,474	18,289
Non-deductible expenses		4,339	2,668	14,860	2,395
Changes in valuation allowance		(474)	7,446	81,496	13,135
Non-taxable income		—	(604)	(1,700)	(274)

Income tax expense		15,950	41,092	17,560	2,830

(i)

The Company acts as an agent for its air travel facilitating services including aviation insurance policies (the “Aviation Insurance Arrangements”) in accordance with ASC 605 and therefore, the Company presents revenues from such transactions on a net basis in the consolidated statements of comprehensive loss. Under the current PRC tax laws and regulations, the Company’s existing business arrangement more likely than not will subject the Company to income taxes on a gross basis for the Aviation Insurance Arrangements. The difference between the net revenue and the gross revenue is recognized as deemed revenue for additional income taxes. The associated income tax expense is calculated by applying the applicable tax rate to the deemed revenue amount and includes the late payment interest based on the applicable tax rules. The majority of the liabilities for unrecognized tax benefits represent tax positions taken with respect to deemed revenue. The unrecognized tax benefits are recorded in non-current liabilities in the consolidated balance sheets.

Schedule of significant components of deferred taxes

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Deferred tax assets, current portion:
Advertising expenses	—	1,198	163	26
Bad debt expenses	198	1,454	1,878	303
Deferred revenues	393	—	—	—
Expense cut-off	—	51	—	—
Depreciation expenses	—	—	45	7
Accrued expenses	2,430	10,518	77,708	12,524
Accrued salaries and welfare payable	6,494	13,225	30,549	4,924
Less: valuation allowance	(9,515)	(18,010)	(87,484)	(14,100)

Current deferred tax assets	—	8,436	22,859	3,684

Deferred tax assets, non-current portion:
Advertising expenses	1,394	—	6	1
Depreciation expenses	129	274	525	85
Tax loss carry forward	669	869	12,634	2,036
Less: valuation allowance	(2,192)	(1,143)	(13,165)	(2,122)

Non-current deferred tax assets	—	—	—	—

Schedule of unrecognized tax benefit

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Balance at January 1	5,502	32,782	83,677	13,486
Additions based on tax positions related to the current year	28,646	53,745	67,798	10,927
Additions for tax positions of prior years	—	—	6,401	1,032
Reductions based on tax positions related to prior years	(1,366)	(2,850)	(5,011)	(808)

Balance at December 31	32,782	83,677	152,865	24,637